Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,371,323.65

Principal:
Principal Collections	$25,406,640.69
Prepayments in Full	$26,965,890.21
Liquidation Proceeds	$327,361.49
Recoveries	$200.00
Sub Total	$52,700,092.39
Collections	$57,071,416.04

Purchase Amounts:
Purchase Amounts Related to Principal	$135,976.81
Purchase Amounts Related to Interest	$723.22
Sub Total	$136,700.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,208,116.07

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$57,208,116.07
Servicing Fee	$972,918.88	$972,918.88	$0.00	$0.00	$56,235,197.19
Interest - Class A-1 Notes	$20,499.31	$20,499.31	$0.00	$0.00	$56,214,697.88
Interest - Class A-2 Notes	$131,511.67	$131,511.67	$0.00	$0.00	$56,083,186.21
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$55,890,365.38
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$55,820,912.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,820,912.88
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$55,783,087.46
Second Priority Principal Payment	$12,149,949.90	$12,149,949.90	$0.00	$0.00	$43,633,137.56
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$43,603,319.56
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$17,293,319.56
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$17,252,539.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,252,539.06
Regular Principal Payment	$73,354,474.50	$17,252,539.06	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,208,116.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,149,949.90
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$17,252,539.06
Total					$55,712,488.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$55,712,488.96	$181.41	$20,499.31	$0.07	$55,732,988.27	$181.48
Class A-2 Notes	$0.00	$0.00	$131,511.67	$0.32	$131,511.67	$0.32
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$55,712,488.96	$41.51	$522,708.23	$0.39	$56,235,197.19	$41.90

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$111,814,424.40	0.3640978	$56,101,935.44	0.1826830
Class A-2 Notes	$415,300,000.00	1.0000000	$415,300,000.00	1.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,146,754,424.40	0.8544860	$1,091,041,935.44	0.8129727

Pool Information
Weighted Average APR	4.445%	4.418%
Weighted Average Remaining Term	53.11	52.22
Number of Receivables Outstanding	53,741	51,937
Pool Balance	$1,167,502,655.85	$1,114,452,414.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,133,773,448.38	$1,081,984,474.50
Pool Factor	0.8626400	0.8234424

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$16,716,786.22
Yield Supplement Overcollateralization Amount	$32,467,940.34
Targeted Overcollateralization Amount	$42,417,693.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,410,479.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		143	$214,371.45
(Recoveries)		1	$200.00
Net Losses for Current Collection Period			$214,171.45
Cumulative Net Losses Last Collection Period			$108,763.83
Cumulative Net Losses for all Collection Periods			$322,935.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.71%	373	$7,910,891.88
61-90 Days Delinquent	0.05%	26	$581,668.66
91-120 Days Delinquent	0.02%	7	$182,170.59
Over 120 Days Delinquent	0.00%	1	$54,334.64
Total Delinquent Receivables	0.78%	407	$8,729,065.77

Repossession Inventory:
Repossessed in the Current Collection Period		16	$332,331.47
Total Repossessed Inventory		25	$623,926.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0286%
Preceding Collection Period			0.0782%
Current Collection Period			0.2253%
Three Month Average			0.1107%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0160%
Preceding Collection Period			0.0409%
Current Collection Period			0.0655%
Three Month Average			0.0408%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer